ANNUAL REPORT
PHLVIC VARIABLE UNIVERSAL
LIFE ACCOUNT
December 31, 2018

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
	Alger Capital Appreciation Portfolio - Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
Assets:
Investments at fair value	$ 203,322		$ 537,357		$ 5,252,848		$ 217,273
Total assets	$ 203,322		$ 537,357		$ 5,252,848		$ 217,273
Total net assets	$ 203,322		$ 537,357		$ 5,252,848		$ 217,273
Units outstanding	19,631		222,017		877,108		97,172
Investment shares held	2,987		5,539		277,928		14,514
Investments at cost	$ 124,178		$ 524,324		$ 3,968,429		$ 233,246
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 2.42	24,073	$ 2.12	76,797	$ 2.24	17,248
Phoenix Express VUL® (V616)	$ -	-	$ 2.32	2,868	$ 2.65	50,604	$ 2.15	3,488
Phoenix Joint Edge® VUL	$ -	-	$ 2.32	4,602	$ 2.42	28,136	$ 2.20	3,947
The Phoenix Edge® – SVUL	$ -	-	$ 2.42	74,385	$ 6.77	103,288	$ 2.24	8,775
The Phoenix Edge® – VUL	$ 10.36	19,631	$ 2.42	116,089	$ 6.77	618,283	$ 2.24	63,714
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$ 4,021,955		$ 2,264,752		$ 574,776		$ 3,333,524
Total assets	$ 4,021,955		$ 2,264,752		$ 574,776		$ 3,333,524
Total net assets	$ 4,021,955		$ 2,264,752		$ 574,776		$ 3,333,524
Units outstanding	1,470,932		2,230,565		107,758		581,446
Investment shares held	382,315		2,264,739		94,691		104,270
Investments at cost	$ 4,258,510		$ 2,264,752		$ 610,535		$ 2,993,083
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.36	320,724	$ 1.02	290,374	$ 1.99	10,000	$ 1.91	187,045
Phoenix Express VUL® (V616)	$ 1.43	136,432	$ 0.98	24,807	$ 2.25	6,092	$ 2.77	11,614
Phoenix Joint Edge® VUL	$ 1.35	23,065	$ 1.02	238,988	$ 2.04	9,110	$ 2.21	3,776
The Phoenix Edge® – SVUL	$ 3.39	35,738	$ 1.02	567,244	$ 6.33	16,105	$ 7.75	82,032
The Phoenix Edge® – VUL	$ 3.39	954,973	$ 1.02	1,109,152	$ 6.33	66,451	$ 7.75	296,979
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
Assets:
Investments at fair value	$ 9,797,846		$ 1,756,566		$ 2,360,190		$ 1,688,054
Total assets	$ 9,797,846		$ 1,756,566		$ 2,360,190		$ 1,688,054
Total net assets	$ 9,797,846		$ 1,756,566		$ 2,360,190		$ 1,688,054
Units outstanding	2,234,484		307,032		1,511,552		931,366
Investment shares held	258,172		27,957		193,458		114,522
Investments at cost	$ 4,297,852		$ 1,033,568		$ 2,400,135		$ 1,659,161
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 2.52	1,133,152	$ 2.15	58,207	$ 1.54	416,105	$ 1.66	248,634
Phoenix Express VUL® (V616)	$ 3.44	80,098	$ 3.06	5,334	$ 1.52	35,584	$ 1.81	74,650
Phoenix Joint Edge® VUL	$ 2.99	371,629	$ 2.47	24,285	$ 1.54	378,913	$ 1.76	142,980
The Phoenix Edge® – SVUL	$ 8.54	23,641	$ 7.09	17,521	$ 1.59	185,666	$ 1.91	67,004
The Phoenix Edge® – VUL	$ 8.54	625,964	$ 7.09	201,685	$ 1.59	495,284	$ 1.91	398,098
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 2,090,080		$ 5,514		$ 2,553,541		$ 390,414
Total assets	$ 2,090,080		$ 5,514		$ 2,553,541		$ 390,414
Total net assets	$ 2,090,080		$ 5,514		$ 2,553,541		$ 390,414
Units outstanding	715,566		2,738		1,295,658		197,995
Investment shares held	120,120		418		44,681		12,618
Investments at cost	$ 2,133,662		$ 4,553		$ 1,772,874		$ 332,501
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.49	244,123	$ -	-	$ 1.97	27,323	$ -	-
Phoenix Express VUL® (V616)	$ 1.93	75,277	$ -	-	$ 1.93	40,845	$ -	-
Phoenix Joint Edge® VUL	$ 1.75	136,962	$ -	-	$ 1.97	9,790	$ -	-
The Phoenix Edge® – SVUL	$ 5.18	16,619	$ -	-	$ 1.97	119,610	$ 1.97	7,161
The Phoenix Edge® – VUL	$ 5.18	242,585	$ 2.01	2,738	$ 1.97	1,098,090	$ 1.97	190,834
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund –Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 313,197		$ 154,131		$ 183,221		$ 334,360
Total assets	$ 313,197		$ 154,131		$ 183,221		$ 334,360
Total net assets	$ 313,197		$ 154,131		$ 183,221		$ 334,360
Units outstanding	159,276		70,167		76,440		148,584
Investment shares held	19,526		14,050		28,362		30,177
Investments at cost	$ 328,383		$ 190,493		$ 333,477		$ 340,730
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.78	22,902	$ -	-	$ -	-	$ 1.92	10,614
Phoenix Joint Edge® VUL	$ 1.96	4,928	$ -	-	$ -	-	$ 1.96	3,873
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ -	-	$ 2.28	8,583
The Phoenix Edge® – VUL	$ 2.00	131,446	$ 2.20	70,167	$ 2.40	76,440	$ 2.28	125,514
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 5,203,080		$ 643,853		$ 1,682,716		$ 1,731,533
Total assets	$ 5,203,080		$ 643,853		$ 1,682,716		$ 1,731,533
Total net assets	$ 5,203,080		$ 643,853		$ 1,682,716		$ 1,731,533
Units outstanding	2,507,453		335,497		1,021,245		1,171,667
Investment shares held	169,758		32,420		159,802		181,884
Investments at cost	$ 4,878,999		$ 639,604		$ 1,473,877		$ 1,895,685
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.63	8,946	$ 1.57	8,225	$ 1.65	148,616	$ 1.49	265,595
Phoenix Express VUL® (V616)	$ 2.01	78,979	$ -	-	$ -	-	$ 1.44	212,051
Phoenix Joint Edge® VUL	$ 1.94	12,442	$ 1.86	4,785	$ 1.65	7,764	$ 1.49	6,614
The Phoenix Edge® – SVUL	$ 2.08	211,336	$ 1.93	82,863	$ 1.65	13,505	$ 1.49	51,502
The Phoenix Edge® – VUL	$ 2.08	2,195,750	$ 1.93	239,624	$ 1.65	851,360	$ 1.49	635,905
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$ 3,250,024		$ 170,927		$ 4,290,895		$ 166,087
Total assets	$ 3,250,024		$ 170,927		$ 4,290,895		$ 166,087
Total net assets	$ 3,250,024		$ 170,927		$ 4,290,895		$ 166,087
Units outstanding	2,047,966		126,725		2,100,934		141,142
Investment shares held	334,709		17,603		323,597		7,495
Investments at cost	$ 3,364,834		$ 186,059		$ 5,196,198		$ 178,483
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.59	596,764	$ 1.35	16,624	$ 1.92	909,023	$ 1.18	20,156
Phoenix Express VUL® (V616)	$ 1.55	280,991	$ -	-	$ 2.05	44,018	$ 1.17	7,937
Phoenix Joint Edge® VUL	$ 1.59	194,746	$ 1.35	6,474	$ 2.09	344,172	$ 1.18	4,556
The Phoenix Edge® – SVUL	$ 1.59	12,065	$ -	-	$ 2.16	55,345	$ 1.18	1,537
The Phoenix Edge® – VUL	$ 1.59	963,400	$ 1.35	103,627	$ 2.16	748,376	$ 1.18	106,956
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Oppenheimer Capital Appreciation Fund/VA– Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 159,620		$ 465,423		$ 2,870,789		$ 2,010,858
Total assets	$ 159,620		$ 465,423		$ 2,870,789		$ 2,010,858
Total net assets	$ 159,620		$ 465,423		$ 2,870,789		$ 2,010,858
Units outstanding	81,037		254,437		1,341,050		3,895,885
Investment shares held	3,341		12,401		143,324		330,190
Investments at cost	$ 152,166		$ 385,167		$ 2,303,944		$ 4,184,836
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.75	8,592	$ 1.68	94,514	$ 2.11	529,509	$ 0.51	1,610,751
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ 2.00	24,521	$ 0.56	86,935
Phoenix Joint Edge® VUL	$ 1.96	5,625	$ 1.96	6,809	$ 2.36	178,882	$ 0.42	940,618
The Phoenix Edge® – SVUL	$ -	-	$ 1.92	65,983	$ 2.11	14,117	$ 0.59	217,702
The Phoenix Edge® – VUL	$ 2.00	66,820	$ 1.92	87,131	$ 2.11	594,021	$ 0.59	1,039,879
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$ 222,800		$ 597,329		$ 5,382		$ 11,653
Total assets	$ 222,800		$ 597,329		$ 5,382		$ 11,653
Total net assets	$ 222,800		$ 597,329		$ 5,382		$ 11,653
Units outstanding	143,133		335,313		15,625		3,087
Investment shares held	18,802		56,997		55		123
Investments at cost	$ 234,308		$ 607,485		$ 20,054		$ 4,910
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.40	4,090	$ 1.62	18,927	$ -	-	$ -	-
Phoenix Express VUL® (V616)	$ 1.49	12,868	$ 1.72	22,675	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.34	842	$ 1.58	13,839	$ -	-	$ -	-
The Phoenix Edge® – SVUL	$ 1.57	4,207	$ 1.81	22,962	$ -	-	$ -	-
The Phoenix Edge® – VUL	$ 1.57	121,126	$ 1.81	256,910	$ 0.34	15,625	$ 3.77	3,087
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
Assets:
Investments at fair value	$ 567,588		$ 1,223,123		$ 1,789,059		$ 279,729
Total assets	$ 567,588		$ 1,223,123		$ 1,789,059		$ 279,729
Total net assets	$ 567,588		$ 1,223,123		$ 1,789,059		$ 279,729
Units outstanding	466,737		367,914		809,959		154,766
Investment shares held	66,462		96,007		146,524		28,370
Investments at cost	$ 758,185		$ 1,474,320		$ 1,860,421		$ 341,573
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 0.94	88,477	$ 1.04	91,874	$ 1.21	306,675	$ 1.79	24,585
Phoenix Express VUL® (V616)	$ 1.22	18,626	$ 1.50	3,901	$ 1.56	89,486	$ -	-
Phoenix Joint Edge® VUL	$ 1.16	1,657	$ 1.17	225	$ 1.43	172,270	$ 1.89	326
The Phoenix Edge® – SVUL	$ 1.28	167,347	$ 4.13	103,987	$ 4.28	23,104	$ -	-
The Phoenix Edge® – VUL	$ 1.28	190,630	$ 4.13	167,927	$ 4.28	218,424	$ 1.81	129,855
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
Assets:
Investments at fair value	$ 1,629,957		$ 7,782,571		$ 1,351,613		$ 11,096,168
Total assets	$ 1,629,957		$ 7,782,571		$ 1,351,613		$ 11,096,168
Total net assets	$ 1,629,957		$ 7,782,571		$ 1,351,613		$ 11,096,168
Units outstanding	1,096,763		3,575,607		579,296		6,054,843
Investment shares held	177,362		1,069,034		106,510		1,099,719
Investments at cost	$ 1,791,589		$ 10,007,088		$ 1,322,134		$ 16,046,118
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.49	439,977	$ 2.14	1,866,492	$ 2.29	294,664	$ 0.97	3,131,319
Phoenix Express VUL® (V616)	$ 1.44	21,493	$ 2.07	68,519	$ 2.21	14,908	$ 1.59	188,330
Phoenix Joint Edge® VUL	$ 1.47	373,264	$ 2.28	826,544	$ 2.53	99,335	$ 1.04	1,373,139
The Phoenix Edge® – SVUL	$ 1.51	10,243	$ 2.16	69,184	$ 2.31	4,153	$ 4.66	81,910
The Phoenix Edge® – VUL	$ 1.51	251,786	$ 2.16	744,868	$ 2.31	166,236	$ 4.66	1,280,145
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$ 4,801,765		$ 734,565		$ 2,776,822		$ 5,502,208
Total assets	$ 4,801,765		$ 734,565		$ 2,776,822		$ 5,502,208
Total net assets	$ 4,801,765		$ 734,565		$ 2,776,822		$ 5,502,208
Units outstanding	1,200,727		133,662		252,833		1,486,671
Investment shares held	292,791		28,672		104,001		424,553
Investments at cost	$ 6,654,613		$ 434,027		$ 1,993,391		$ 5,740,514
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.82	585,468	$ 1.92	2,997	$ 2.94	63,116	$ 1.79	616,878
Phoenix Express VUL® (V616)	$ 2.56	57,671	$ -	-	$ 4.82	727	$ 2.26	65,314
Phoenix Joint Edge® VUL	$ 1.97	219,871	$ -	-	$ 3.62	20,456	$ 2.02	230,109
The Phoenix Edge® – SVUL	$ 9.34	36,524	$ -	-	$ 14.92	23,008	$ 6.60	46,697
The Phoenix Edge® – VUL	$ 9.34	301,193	$ 5.58	130,665	$ 14.92	145,526	$ 6.60	527,673
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International
Assets:
Investments at fair value	$ 3,351,871		$ 3,285,478		$ 573,920		$ 3,483,432
Total assets	$ 3,351,871		$ 3,285,478		$ 573,920		$ 3,483,432
Total net assets	$ 3,351,871		$ 3,285,478		$ 573,920		$ 3,483,432
Units outstanding	1,247,843		674,885		127,459		1,130,673
Investment shares held	384,389		317,744		51,152		156,911
Investments at cost	$ 3,410,478		$ 4,003,926		$ 700,997		$ 4,596,522
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.82	490,297	$ 1.60	21,511	$ 1.66	4,342	$ 1.31	621,905
Phoenix Express VUL® (V616)	$ 1.95	40,340	$ 2.03	33,632	$ 1.94	13,422	$ 2.35	36,995
Phoenix Joint Edge® VUL	$ 1.85	416,201	$ 1.83	4,297	$ 1.80	186	$ 1.57	201,845
The Phoenix Edge® – SVUL	$ 5.35	18,520	$ 5.16	71,467	$ -	-	$ 8.38	25,768
The Phoenix Edge® – VUL	$ 5.35	282,485	$ 5.16	543,978	$ 4.93	109,509	$ 8.38	244,160
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 622,785		$ 1,424,122
Total assets	$ 622,785		$ 1,424,122
Total net assets	$ 622,785		$ 1,424,122
Units outstanding	137,212		194,587
Investment shares held	38,161		68,798
Investments at cost	$ 820,997		$ 2,000,262
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.85	71,587	$ 2.31	27,311
Phoenix Express VUL® (V616)	$ 2.74	7,435	$ 2.85	9,660
Phoenix Joint Edge® VUL	$ 2.07	154	$ 2.55	6,879
The Phoenix Edge® – SVUL	$ 8.10	5,846	$ 8.73	35,779
The Phoenix Edge® – VUL	$ 8.10	52,190	$ 8.73	114,958
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
	Alger Capital Appreciation Portfolio - Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A
Income:
Dividends	$ 188	$ 7,062	$ 102,039	$ 2,323
Mortality and expense fees	-	26	182	26
Net investment income (loss)	188	7,036	101,857	2,297
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,809	(16,933)	32,108	2,646
Realized gain distributions	36,027	36,592	527,343	16,491
Realized gain (loss)	37,836	19,659	559,451	19,137
Change in unrealized appreciation (depreciation) during the year	(37,077)	(97,683)	(894,788)	(47,735)
Net increase (decrease) in net assets from operations	$ 947	$ (70,988)	$ (233,480)	$ (26,301)

	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$ 96,337	$ 28,514	$ 55,788	$ 23,321
Mortality and expense fees	252	44	27	94
Net investment income (loss)	96,085	28,470	55,761	23,227
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(35,707)	-	(6,802)	44,735
Realized gain distributions	-	-	-	351,450
Realized gain (loss)	(35,707)	-	(6,802)	396,185
Change in unrealized appreciation (depreciation) during the year	(43,098)	-	(69,444)	(637,713)
Net increase (decrease) in net assets from operations	$ 17,280	$ 28,470	$ (20,485)	$ (218,301)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2
Income:
Dividends	$ 11,783	$ 2,919	$ 58,022	$ 87,722
Mortality and expense fees	501	22	109	214
Net investment income (loss)	11,282	2,897	57,913	87,508
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	364,087	10,802	(8,264)	(950)
Realized gain distributions	614,462	271,097	15,797	-
Realized gain (loss)	978,549	281,899	7,533	(950)
Change in unrealized appreciation (depreciation) during the year	289,113	(278,601)	(83,903)	(167,358)
Net increase (decrease) in net assets from operations	$ 1,278,944	$ 6,195	$ (18,457)	$ (80,800)

	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$ 55,873	$ -	$ -	$ 3,974
Mortality and expense fees	247	-	110	-
Net investment income (loss)	55,626	-	(110)	3,974
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	21,380	(3)	31,948	564
Realized gain distributions	87,001	819	185,028	28,463
Realized gain (loss)	108,381	816	216,976	29,027
Change in unrealized appreciation (depreciation) during the year	(370,346)	(1,628)	(286,557)	(73,264)
Net increase (decrease) in net assets from operations	$ (206,339)	$ (812)	$ (69,691)	$ (40,263)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 6,715	$ 889	$ 43	$ 15,191
Mortality and expense fees	-	-	-	-
Net investment income (loss)	6,715	889	43	15,191
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	193	1,434	(1,960)	2,359
Realized gain distributions	14,921	24,597	23,278	7,851
Realized gain (loss)	15,114	26,031	21,318	10,210
Change in unrealized appreciation (depreciation) during the year	(53,753)	(46,364)	(50,686)	(39,935)
Net increase (decrease) in net assets from operations	$ (31,924)	$ (19,444)	$ (29,325)	$ (14,534)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 79,872	$ 5,107	$ 25,208	$ 34,825
Mortality and expense fees	236	-	-	392
Net investment income (loss)	79,636	5,107	25,208	34,433
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	18,769	155	15,459	3,702
Realized gain distributions	458,534	24,415	148,572	156,662
Realized gain (loss)	477,303	24,570	164,031	160,364
Change in unrealized appreciation (depreciation) during the year	(1,024,745)	(142,897)	(366,085)	(310,001)
Net increase (decrease) in net assets from operations	$ (467,806)	$ (113,220)	$ (176,846)	$ (115,204)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$ 58,615	$ 3,685	$ 19,765	$ -
Mortality and expense fees	570	-	287	42
Net investment income (loss)	58,045	3,685	19,478	(42)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	26,284	(27)	36,751	3,703
Realized gain distributions	330,783	6,756	477,359	14,705
Realized gain (loss)	357,067	6,729	514,110	18,408
Change in unrealized appreciation (depreciation) during the year	(695,230)	(18,046)	(867,446)	(29,954)
Net increase (decrease) in net assets from operations	$ (280,118)	$ (7,632)	$ (333,858)	$ (11,588)

	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ -	$ 4,129	$ 2,235	$ 44,290
Mortality and expense fees	-	-	137	141
Net investment income (loss)	-	4,129	2,098	44,149
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	60	(392)	3,627	(47,407)
Realized gain distributions	12,549	38,510	487,785	-
Realized gain (loss)	12,609	38,118	491,412	(47,407)
Change in unrealized appreciation (depreciation) during the year	(22,422)	(113,655)	(805,849)	(328,358)
Net increase (decrease) in net assets from operations	$ (9,813)	$ (71,408)	$ (312,339)	$ (331,616)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund
Income:
Dividends	$ 5,048	$ 14,389	$ -	$ 25
Mortality and expense fees	38	99	-	-
Net investment income (loss)	5,010	14,290	-	25
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,234)	730	(798)	47
Realized gain distributions	-	7,206	-	927
Realized gain (loss)	(1,234)	7,936	(798)	974
Change in unrealized appreciation (depreciation) during the year	(8,634)	(25,722)	1,014	(2,314)
Net increase (decrease) in net assets from operations	$ (4,858)	$ (3,496)	$ 216	$ (1,315)

	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund
Income:
Dividends	$ 5,824	$ 35,504	$ 40,058	$ 3,377
Mortality and expense fees	39	22	238	6
Net investment income (loss)	5,785	35,482	39,820	3,371
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,574	(3,808)	26,423	850
Realized gain distributions	-	-	169,651	82,364
Realized gain (loss)	4,574	(3,808)	196,074	83,214
Change in unrealized appreciation (depreciation) during the year	(118,905)	(255,033)	(538,345)	(104,810)
Net increase (decrease) in net assets from operations	$ (108,546)	$ (223,359)	$ (302,451)	$ (18,225)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares
Income:
Dividends	$ 39,809	$ 116,046	$ -	$ 382,417
Mortality and expense fees	67	482	116	651
Net investment income (loss)	39,742	115,564	(116)	381,766
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,695)	158,035	60,715	48,535
Realized gain distributions	-	4,759,751	181,573	-
Realized gain (loss)	(2,695)	4,917,786	242,288	48,535
Change in unrealized appreciation (depreciation) during the year	(67,857)	(5,695,209)	(341,185)	(2,624,860)
Net increase (decrease) in net assets from operations	$ (30,810)	$ (661,859)	$ (99,013)	$ (2,194,559)

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 83,270	$ -	$ -	$ 59,326
Mortality and expense fees	280	-	10	284
Net investment income (loss)	82,990	-	(10)	59,042
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(28,448)	50,455	60,028	(11,324)
Realized gain distributions	384,457	98,121	495,304	638,826
Realized gain (loss)	356,009	148,576	555,332	627,502
Change in unrealized appreciation (depreciation) during the year	(776,762)	(198,686)	(259,428)	(1,735,709)
Net increase (decrease) in net assets from operations	$ (337,763)	$ (50,110)	$ 295,894	$ (1,049,165)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ 138,673	$ 38,785	$ 8,748	$ 85,732
Mortality and expense fees	152	94	34	192
Net investment income (loss)	138,521	38,691	8,714	85,540
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,798)	(10,364)	219	(15,618)
Realized gain distributions	-	-	24,358	478,063
Realized gain (loss)	(1,798)	(10,364)	24,577	462,445
Change in unrealized appreciation (depreciation) during the year	(233,713)	(521,384)	(68,792)	(1,291,052)
Net increase (decrease) in net assets from operations	$ (96,990)	$ (493,057)	$ (35,501)	$ (743,067)

	Wanger Select	Wanger USA
Income:
Dividends	$ 1,244	$ 1,568
Mortality and expense fees	40	41
Net investment income (loss)	1,204	1,527
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,674	16,142
Realized gain distributions	81,831	377,422
Realized gain (loss)	86,505	393,564
Change in unrealized appreciation (depreciation) during the year	(172,646)	(399,960)
Net increase (decrease) in net assets from operations	$ (84,937)	$ (4,869)
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 188	$ 338	$ 7,036	$ 2,764
Realized gains (losses)	37,836	16,181	19,659	13,852
Unrealized appreciation (depreciation) during the year	(37,077)	39,732	(97,683)	36,693
Net increase (decrease) in net assets from operations	947	56,251	(70,988)	53,309
Contract transactions:
Payments received from contract owners	5,911	7,220	34,230	21,855
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(10,896)	193,972	75,354
Transfers for contract benefits and terminations	(17,859)	(11,829)	(21,695)	(15,055)
Contract maintenance charges	(8,122)	(8,282)	(22,592)	(21,564)
Net increase (decrease) in net assets resulting from contract transactions	(20,070)	(23,787)	183,915	60,590
Total increase (decrease) in net assets	(19,123)	32,464	112,927	113,899
Net assets at beginning of period	222,445	189,981	424,430	310,531
Net assets at end of period	$ 203,322	$ 222,445	$ 537,357	$ 424,430

	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 101,857	$ 98,867	$ 2,297	$ 1,666
Realized gains (losses)	559,451	327,052	19,137	10,355
Unrealized appreciation (depreciation) during the year	(894,788)	674,577	(47,735)	12,020
Net increase (decrease) in net assets from operations	(233,480)	1,100,496	(26,301)	24,041
Contract transactions:
Payments received from contract owners	258,738	271,918	30,724	37,039
Transfers between Investment Options (including Guaranteed Interest Account), net	4,132	(100,884)	45,351	36,811
Transfers for contract benefits and terminations	(535,625)	(259,004)	(21,966)	(28,191)
Contract maintenance charges	(273,721)	(258,644)	(9,282)	(7,305)
Net increase (decrease) in net assets resulting from contract transactions	(546,476)	(346,614)	44,827	38,354
Total increase (decrease) in net assets	(779,956)	753,882	18,526	62,395
Net assets at beginning of period	6,032,804	5,278,922	198,747	136,352
Net assets at end of period	$ 5,252,848	$ 6,032,804	$ 217,273	$ 198,747

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 96,085	$ 98,260	$ 28,470	$ 7,614
Realized gains (losses)	(35,707)	(2,568)	-	-
Unrealized appreciation (depreciation) during the year	(43,098)	(15,235)	-	-
Net increase (decrease) in net assets from operations	17,280	80,457	28,470	7,614
Contract transactions:
Payments received from contract owners	290,176	333,004	211,732	220,878
Transfers between Investment Options (including Guaranteed Interest Account), net	180,874	(3,372)	(102,484)	161,541
Transfers for contract benefits and terminations	(447,066)	(249,721)	(157,976)	(220,559)
Contract maintenance charges	(208,294)	(231,198)	(174,653)	(197,419)
Net increase (decrease) in net assets resulting from contract transactions	(184,310)	(151,287)	(223,381)	(35,559)
Total increase (decrease) in net assets	(167,030)	(70,830)	(194,911)	(27,945)
Net assets at beginning of period	4,188,985	4,259,815	2,459,663	2,487,608
Net assets at end of period	$ 4,021,955	$ 4,188,985	$ 2,264,752	$ 2,459,663

	Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 55,761	$ 46,447	$ 23,227	$ 33,929
Realized gains (losses)	(6,802)	2,226	396,185	245,371
Unrealized appreciation (depreciation) during the year	(69,444)	(1,502)	(637,713)	467,760
Net increase (decrease) in net assets from operations	(20,485)	47,171	(218,301)	747,060
Contract transactions:
Payments received from contract owners	30,309	41,929	188,397	204,266
Transfers between Investment Options (including Guaranteed Interest Account), net	(77,875)	10,116	(157,183)	1,126
Transfers for contract benefits and terminations	(41,152)	(34,086)	(333,342)	(264,204)
Contract maintenance charges	(31,014)	(30,838)	(198,773)	(200,237)
Net increase (decrease) in net assets resulting from contract transactions	(119,732)	(12,879)	(500,901)	(259,049)
Total increase (decrease) in net assets	(140,217)	34,292	(719,202)	488,011
Net assets at beginning of period	714,993	680,701	4,052,726	3,564,715
Net assets at end of period	$ 574,776	$ 714,993	$ 3,333,524	$ 4,052,726

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 11,282	$ 18,314	$ 2,897	$ 2,163
Realized gains (losses)	978,549	1,361,050	281,899	156,030
Unrealized appreciation (depreciation) during the year	289,113	1,406,593	(278,601)	353,618
Net increase (decrease) in net assets from operations	1,278,944	2,785,957	6,195	511,811
Contract transactions:
Payments received from contract owners	555,675	628,699	89,962	91,962
Transfers between Investment Options (including Guaranteed Interest Account), net	(711,802)	(363,189)	90,262	(27,893)
Transfers for contract benefits and terminations	(1,016,150)	(716,702)	(217,275)	(96,346)
Contract maintenance charges	(500,425)	(510,348)	(110,552)	(105,266)
Net increase (decrease) in net assets resulting from contract transactions	(1,672,702)	(961,540)	(147,603)	(137,543)
Total increase (decrease) in net assets	(393,758)	1,824,417	(141,408)	374,268
Net assets at beginning of period	10,191,604	8,367,187	1,897,974	1,523,706
Net assets at end of period	$ 9,797,846	$ 10,191,604	$ 1,756,566	$ 1,897,974

	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class		Franklin Income VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 57,913	$ 58,406	$ 87,508	$ 77,543
Realized gains (losses)	7,533	8,136	(950)	4,879
Unrealized appreciation (depreciation) during the year	(83,903)	30,822	(167,358)	94,244
Net increase (decrease) in net assets from operations	(18,457)	97,364	(80,800)	176,666
Contract transactions:
Payments received from contract owners	237,509	233,645	119,330	202,518
Transfers between Investment Options (including Guaranteed Interest Account), net	19,875	142,200	(72,853)	(19,739)
Transfers for contract benefits and terminations	(274,926)	(118,203)	(147,864)	(151,009)
Contract maintenance charges	(157,945)	(164,143)	(95,620)	(105,808)
Net increase (decrease) in net assets resulting from contract transactions	(175,487)	93,499	(197,007)	(74,038)
Total increase (decrease) in net assets	(193,944)	190,863	(277,807)	102,628
Net assets at beginning of period	2,554,134	2,363,271	1,965,861	1,863,233
Net assets at end of period	$ 2,360,190	$ 2,554,134	$ 1,688,054	$ 1,965,861

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 55,626	$ 60,857	$ -	$ 20
Realized gains (losses)	108,381	119,734	816	23
Unrealized appreciation (depreciation) during the year	(370,346)	39,510	(1,628)	744
Net increase (decrease) in net assets from operations	(206,339)	220,101	(812)	787
Contract transactions:
Payments received from contract owners	138,597	208,801	936	691
Transfers between Investment Options (including Guaranteed Interest Account), net	(234,399)	(52,807)	-	-
Transfers for contract benefits and terminations	(217,743)	(184,032)	(5)	(4)
Contract maintenance charges	(126,066)	(146,834)	(730)	(703)
Net increase (decrease) in net assets resulting from contract transactions	(439,611)	(174,872)	201	(16)
Total increase (decrease) in net assets	(645,950)	45,229	(611)	771
Net assets at beginning of period	2,736,030	2,690,801	6,125	5,354
Net assets at end of period	$ 2,090,080	$ 2,736,030	$ 5,514	$ 6,125

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (110)	$ 2,139	$ 3,974	$ 4,533
Realized gains (losses)	216,976	247,443	29,027	23,715
Unrealized appreciation (depreciation) during the year	(286,557)	406,344	(73,264)	25,474
Net increase (decrease) in net assets from operations	(69,691)	655,926	(40,263)	53,722
Contract transactions:
Payments received from contract owners	165,793	179,189	25,350	30,781
Transfers between Investment Options (including Guaranteed Interest Account), net	11,494	(2,374)	220	199
Transfers for contract benefits and terminations	(289,368)	(253,367)	(18,144)	(20,632)
Contract maintenance charges	(158,679)	(152,613)	(27,005)	(29,145)
Net increase (decrease) in net assets resulting from contract transactions	(270,760)	(229,165)	(19,579)	(18,797)
Total increase (decrease) in net assets	(340,451)	426,761	(59,842)	34,925
Net assets at beginning of period	2,893,992	2,467,231	450,256	415,331
Net assets at end of period	$ 2,553,541	$ 2,893,992	$ 390,414	$ 450,256

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,715	$ 3,909	$ 889	$ 860
Realized gains (losses)	15,114	5,027	26,031	3,451
Unrealized appreciation (depreciation) during the year	(53,753)	16,388	(46,364)	17,902
Net increase (decrease) in net assets from operations	(31,924)	25,324	(19,444)	22,213
Contract transactions:
Payments received from contract owners	12,148	13,713	23,518	7,598
Transfers between Investment Options (including Guaranteed Interest Account), net	54,592	98,301	1,026	325
Transfers for contract benefits and terminations	(7,349)	(3,787)	(15,473)	(3,078)
Contract maintenance charges	(12,961)	(10,020)	(6,996)	(6,967)
Net increase (decrease) in net assets resulting from contract transactions	46,430	98,207	2,075	(2,122)
Total increase (decrease) in net assets	14,506	123,531	(17,369)	20,091
Net assets at beginning of period	298,691	175,160	171,500	151,409
Net assets at end of period	$ 313,197	$ 298,691	$ 154,131	$ 171,500

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 43	$ 811	$ 15,191	$ 16,170
Realized gains (losses)	21,318	22,184	10,210	7,889
Unrealized appreciation (depreciation) during the year	(50,686)	6,877	(39,935)	12,604
Net increase (decrease) in net assets from operations	(29,325)	29,872	(14,534)	36,663
Contract transactions:
Payments received from contract owners	37,369	12,810	23,189	23,564
Transfers between Investment Options (including Guaranteed Interest Account), net	(119)	(439)	31,023	(11,703)
Transfers for contract benefits and terminations	(58,016)	(266)	(83,565)	(40,548)
Contract maintenance charges	(10,421)	(10,094)	(17,730)	(21,730)
Net increase (decrease) in net assets resulting from contract transactions	(31,187)	2,011	(47,083)	(50,417)
Total increase (decrease) in net assets	(60,512)	31,883	(61,617)	(13,754)
Net assets at beginning of period	243,733	211,850	395,977	409,731
Net assets at end of period	$ 183,221	$ 243,733	$ 334,360	$ 395,977

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 79,636	$ 80,679	$ 5,107	$ 4,585
Realized gains (losses)	477,303	667,770	24,570	73,800
Unrealized appreciation (depreciation) during the year	(1,024,745)	10,688	(142,897)	(28,641)
Net increase (decrease) in net assets from operations	(467,806)	759,137	(113,220)	49,744
Contract transactions:
Payments received from contract owners	389,445	391,533	40,966	43,475
Transfers between Investment Options (including Guaranteed Interest Account), net	78,338	(15,543)	17,707	(141)
Transfers for contract benefits and terminations	(789,658)	(359,860)	(12,570)	(26,372)
Contract maintenance charges	(299,174)	(312,604)	(51,129)	(51,969)
Net increase (decrease) in net assets resulting from contract transactions	(621,049)	(296,474)	(5,026)	(35,007)
Total increase (decrease) in net assets	(1,088,855)	462,663	(118,246)	14,737
Net assets at beginning of period	6,291,935	5,829,272	762,099	747,362
Net assets at end of period	$ 5,203,080	$ 6,291,935	$ 643,853	$ 762,099

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 25,208	$ 22,962	$ 34,433	$ 33,207
Realized gains (losses)	164,031	247,025	160,364	131,874
Unrealized appreciation (depreciation) during the year	(366,085)	112,810	(310,001)	87,029
Net increase (decrease) in net assets from operations	(176,846)	382,797	(115,204)	252,110
Contract transactions:
Payments received from contract owners	151,522	162,611	122,854	204,353
Transfers between Investment Options (including Guaranteed Interest Account), net	13,012	(33,333)	14,841	151,009
Transfers for contract benefits and terminations	(218,652)	(482,487)	(340,942)	(195,684)
Contract maintenance charges	(122,540)	(194,053)	(148,618)	(103,696)
Net increase (decrease) in net assets resulting from contract transactions	(176,658)	(547,262)	(351,865)	55,982
Total increase (decrease) in net assets	(353,504)	(164,465)	(467,069)	308,092
Net assets at beginning of period	2,036,220	2,200,685	2,198,602	1,890,510
Net assets at end of period	$ 1,682,716	$ 2,036,220	$ 1,731,533	$ 2,198,602

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 58,045	$ 49,509	$ 3,685	$ 3,157
Realized gains (losses)	357,067	269,677	6,729	9,068
Unrealized appreciation (depreciation) during the year	(695,230)	289,075	(18,046)	5,260
Net increase (decrease) in net assets from operations	(280,118)	608,261	(7,632)	17,485
Contract transactions:
Payments received from contract owners	284,317	233,446	13,552	12,806
Transfers between Investment Options (including Guaranteed Interest Account), net	(21,291)	15,282	-	(1,093)
Transfers for contract benefits and terminations	(350,514)	(320,683)	(2,395)	(8,783)
Contract maintenance charges	(273,455)	(328,913)	(17,600)	(16,491)
Net increase (decrease) in net assets resulting from contract transactions	(360,943)	(400,868)	(6,443)	(13,561)
Total increase (decrease) in net assets	(641,061)	207,393	(14,075)	3,924
Net assets at beginning of period	3,891,085	3,683,692	185,002	181,078
Net assets at end of period	$ 3,250,024	$ 3,891,085	$ 170,927	$ 185,002

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 19,478	$ 13,044	$ (42)	$ (43)
Realized gains (losses)	514,110	658,753	18,408	8,754
Unrealized appreciation (depreciation) during the year	(867,446)	418,407	(29,954)	22,562
Net increase (decrease) in net assets from operations	(333,858)	1,090,204	(11,588)	31,273
Contract transactions:
Payments received from contract owners	344,095	409,124	7,487	10,102
Transfers between Investment Options (including Guaranteed Interest Account), net	(212,814)	(109,597)	41,077	37,327
Transfers for contract benefits and terminations	(455,597)	(551,889)	(18,277)	(73,683)
Contract maintenance charges	(247,239)	(287,049)	(15,910)	(20,319)
Net increase (decrease) in net assets resulting from contract transactions	(571,555)	(539,411)	14,377	(46,573)
Total increase (decrease) in net assets	(905,413)	550,793	2,789	(15,300)
Net assets at beginning of period	5,196,308	4,645,515	163,298	178,598
Net assets at end of period	$ 4,290,895	$ 5,196,308	$ 166,087	$ 163,298

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 13	$ 4,129	$ 3,213
Realized gains (losses)	12,609	13,390	38,118	6,533
Unrealized appreciation (depreciation) during the year	(22,422)	19,426	(113,655)	127,002
Net increase (decrease) in net assets from operations	(9,813)	32,829	(71,408)	136,748
Contract transactions:
Payments received from contract owners	9,480	8,127	27,722	29,064
Transfers between Investment Options (including Guaranteed Interest Account), net	10,425	(370)	35,513	(35,027)
Transfers for contract benefits and terminations	(463)	(6,337)	(13,846)	(14,351)
Contract maintenance charges	(5,899)	(5,951)	(18,261)	(15,968)
Net increase (decrease) in net assets resulting from contract transactions	13,543	(4,531)	31,128	(36,282)
Total increase (decrease) in net assets	3,730	28,298	(40,280)	100,466
Net assets at beginning of period	155,890	127,592	505,703	405,237
Net assets at end of period	$ 159,620	$ 155,890	$ 465,423	$ 505,703

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,098	$ 23,306	$ 44,149	$ 225,241
Realized gains (losses)	491,412	218,632	(47,407)	(11,116)
Unrealized appreciation (depreciation) during the year	(805,849)	235,583	(328,358)	(167,213)
Net increase (decrease) in net assets from operations	(312,339)	477,521	(331,616)	46,912
Contract transactions:
Payments received from contract owners	247,635	323,069	189,018	215,321
Transfers between Investment Options (including Guaranteed Interest Account), net	(340,023)	(127,040)	224,469	157,432
Transfers for contract benefits and terminations	(319,752)	(284,633)	(181,085)	(189,687)
Contract maintenance charges	(168,060)	(188,031)	(112,370)	(122,973)
Net increase (decrease) in net assets resulting from contract transactions	(580,200)	(276,635)	120,032	60,093
Total increase (decrease) in net assets	(892,539)	200,886	(211,584)	107,005
Net assets at beginning of period	3,763,328	3,562,442	2,222,442	2,115,437
Net assets at end of period	$ 2,870,789	$ 3,763,328	$ 2,010,858	$ 2,222,442

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,010	$ 4,199	$ 14,290	$ 9,529
Realized gains (losses)	(1,234)	(302)	7,936	(203)
Unrealized appreciation (depreciation) during the year	(8,634)	2,682	(25,722)	14,318
Net increase (decrease) in net assets from operations	(4,858)	6,579	(3,496)	23,644
Contract transactions:
Payments received from contract owners	17,876	30,721	39,181	37,557
Transfers between Investment Options (including Guaranteed Interest Account), net	35,391	5,234	18,548	80,147
Transfers for contract benefits and terminations	(802)	(38,167)	(9,019)	(18,928)
Contract maintenance charges	(9,336)	(9,578)	(32,637)	(35,787)
Net increase (decrease) in net assets resulting from contract transactions	43,129	(11,790)	16,073	62,989
Total increase (decrease) in net assets	38,271	(5,211)	12,577	86,633
Net assets at beginning of period	184,529	189,740	584,752	498,119
Net assets at end of period	$ 222,800	$ 184,529	$ 597,329	$ 584,752

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 25	$ 6
Realized gains (losses)	(798)	(805)	974	708
Unrealized appreciation (depreciation) during the year	1,014	257	(2,314)	2,627
Net increase (decrease) in net assets from operations	216	(548)	(1,315)	3,341
Contract transactions:
Payments received from contract owners	163	163	372	371
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	-	-	(75)	(68)
Contract maintenance charges	(468)	(471)	(918)	(821)
Net increase (decrease) in net assets resulting from contract transactions	(305)	(308)	(621)	(518)
Total increase (decrease) in net assets	(89)	(856)	(1,936)	2,823
Net assets at beginning of period	5,471	6,327	13,589	10,766
Net assets at end of period	$ 5,382	$ 5,471	$ 11,653	$ 13,589

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,785	$ 6,148	$ 35,482	$ 33,169
Realized gains (losses)	4,574	10,919	(3,808)	(5,680)
Unrealized appreciation (depreciation) during the year	(118,905)	190,285	(255,033)	172,559
Net increase (decrease) in net assets from operations	(108,546)	207,352	(223,359)	200,048
Contract transactions:
Payments received from contract owners	35,684	46,717	93,553	95,837
Transfers between Investment Options (including Guaranteed Interest Account), net	1,846	(64,431)	124,719	34,619
Transfers for contract benefits and terminations	(22,190)	(17,661)	(106,379)	(78,738)
Contract maintenance charges	(27,488)	(30,000)	(64,551)	(67,841)
Net increase (decrease) in net assets resulting from contract transactions	(12,148)	(65,375)	47,342	(16,123)
Total increase (decrease) in net assets	(120,694)	141,977	(176,017)	183,925
Net assets at beginning of period	688,282	546,305	1,399,140	1,215,215
Net assets at end of period	$ 567,588	$ 688,282	$ 1,223,123	$ 1,399,140

	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 39,820	$ 32,569	$ 3,371	$ (46)
Realized gains (losses)	196,074	18,796	83,214	2,984
Unrealized appreciation (depreciation) during the year	(538,345)	296,640	(104,810)	34,620
Net increase (decrease) in net assets from operations	(302,451)	348,005	(18,225)	37,558
Contract transactions:
Payments received from contract owners	120,233	201,119	27,698	54,546
Transfers between Investment Options (including Guaranteed Interest Account), net	81,775	(113,988)	(10,179)	(3,361)
Transfers for contract benefits and terminations	(145,481)	(97,023)	(486)	(92,663)
Contract maintenance charges	(108,341)	(122,516)	(10,672)	(11,252)
Net increase (decrease) in net assets resulting from contract transactions	(51,814)	(132,408)	6,361	(52,730)
Total increase (decrease) in net assets	(354,265)	215,597	(11,864)	(15,172)
Net assets at beginning of period	2,143,324	1,927,727	291,593	306,765
Net assets at end of period	$ 1,789,059	$ 2,143,324	$ 279,729	$ 291,593

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 39,742	$ (130)	$ 115,564	$ 324
Realized gains (losses)	(2,695)	(11)	4,917,786	124,720
Unrealized appreciation (depreciation) during the year	(67,857)	54,965	(5,695,209)	1,582,069
Net increase (decrease) in net assets from operations	(30,810)	54,824	(661,859)	1,707,113
Contract transactions:
Payments received from contract owners	162,573	198,960	664,841	773,582
Transfers between Investment Options (including Guaranteed Interest Account), net	115,321	152,520	(113,684)	(305,410)
Transfers for contract benefits and terminations	(155,634)	(117,240)	(804,992)	(738,909)
Contract maintenance charges	(102,783)	(107,814)	(462,662)	(536,764)
Net increase (decrease) in net assets resulting from contract transactions	19,477	126,426	(716,497)	(807,501)
Total increase (decrease) in net assets	(11,333)	181,250	(1,378,356)	899,612
Net assets at beginning of period	1,641,290	1,460,040	9,160,927	8,261,315
Net assets at end of period	$ 1,629,957	$ 1,641,290	$ 7,782,571	$ 9,160,927

	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (116)	$ 817	$ 381,766	$ 212,023
Realized gains (losses)	242,288	51,944	48,535	25,810
Unrealized appreciation (depreciation) during the year	(341,185)	232,704	(2,624,860)	1,726,992
Net increase (decrease) in net assets from operations	(99,013)	285,465	(2,194,559)	1,964,825
Contract transactions:
Payments received from contract owners	104,840	120,314	1,090,977	1,210,724
Transfers between Investment Options (including Guaranteed Interest Account), net	(206,007)	(29,029)	269,035	158,765
Transfers for contract benefits and terminations	(119,599)	(109,611)	(1,326,863)	(1,051,096)
Contract maintenance charges	(76,522)	(89,067)	(665,257)	(741,138)
Net increase (decrease) in net assets resulting from contract transactions	(297,288)	(107,393)	(632,108)	(422,745)
Total increase (decrease) in net assets	(396,301)	178,072	(2,826,667)	1,542,080
Net assets at beginning of period	1,747,914	1,569,842	13,922,835	12,380,755
Net assets at end of period	$ 1,351,613	$ 1,747,914	$ 11,096,168	$ 13,922,835

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 82,990	$ 75,132	$ -	$ -
Realized gains (losses)	356,009	510,628	148,576	110,397
Unrealized appreciation (depreciation) during the year	(776,762)	(277,431)	(198,686)	151,206
Net increase (decrease) in net assets from operations	(337,763)	308,329	(50,110)	261,603
Contract transactions:
Payments received from contract owners	341,702	382,566	46,232	55,106
Transfers between Investment Options (including Guaranteed Interest Account), net	204,762	135,000	5,055	(12,465)
Transfers for contract benefits and terminations	(513,051)	(390,214)	(150,464)	(148,392)
Contract maintenance charges	(257,819)	(295,388)	(49,338)	(65,813)
Net increase (decrease) in net assets resulting from contract transactions	(224,406)	(168,036)	(148,515)	(171,564)
Total increase (decrease) in net assets	(562,169)	140,293	(198,625)	90,039
Net assets at beginning of period	5,363,934	5,223,641	933,190	843,151
Net assets at end of period	$ 4,801,765	$ 5,363,934	$ 734,565	$ 933,190

	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10)	$ (18)	$ 59,042	$ 44,398
Realized gains (losses)	555,332	167,560	627,502	981,581
Unrealized appreciation (depreciation) during the year	(259,428)	619,591	(1,735,709)	224,198
Net increase (decrease) in net assets from operations	295,894	787,133	(1,049,165)	1,250,177
Contract transactions:
Payments received from contract owners	153,306	109,897	393,343	427,655
Transfers between Investment Options (including Guaranteed Interest Account), net	220,378	52,395	(15,831)	(218,808)
Transfers for contract benefits and terminations	(419,994)	(119,577)	(636,986)	(551,028)
Contract maintenance charges	(161,362)	(129,804)	(321,483)	(352,339)
Net increase (decrease) in net assets resulting from contract transactions	(207,672)	(87,089)	(580,957)	(694,520)
Total increase (decrease) in net assets	88,222	700,044	(1,630,122)	555,657
Net assets at beginning of period	2,688,600	1,988,556	7,132,330	6,576,673
Net assets at end of period	$ 2,776,822	$ 2,688,600	$ 5,502,208	$ 7,132,330

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 138,521	$ 160,370	$ 38,691	$ 61,392
Realized gains (losses)	(1,798)	(1,974)	(10,364)	743,602
Unrealized appreciation (depreciation) during the year	(233,713)	80,514	(521,384)	7,676
Net increase (decrease) in net assets from operations	(96,990)	238,910	(493,057)	812,670
Contract transactions:
Payments received from contract owners	294,910	319,552	203,479	242,344
Transfers between Investment Options (including Guaranteed Interest Account), net	71,942	55,295	15,119	(157,730)
Transfers for contract benefits and terminations	(474,159)	(206,659)	(290,169)	(232,506)
Contract maintenance charges	(228,621)	(247,694)	(216,228)	(228,663)
Net increase (decrease) in net assets resulting from contract transactions	(335,928)	(79,506)	(287,799)	(376,555)
Total increase (decrease) in net assets	(432,918)	159,404	(780,856)	436,115
Net assets at beginning of period	3,784,789	3,625,385	4,066,334	3,630,219
Net assets at end of period	$ 3,351,871	$ 3,784,789	$ 3,285,478	$ 4,066,334

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,714	$ 10,999	$ 85,540	$ 50,716
Realized gains (losses)	24,577	7,565	462,445	50,456
Unrealized appreciation (depreciation) during the year	(68,792)	82,451	(1,291,052)	1,082,578
Net increase (decrease) in net assets from operations	(35,501)	101,015	(743,067)	1,183,750
Contract transactions:
Payments received from contract owners	46,504	48,607	281,806	313,228
Transfers between Investment Options (including Guaranteed Interest Account), net	1,397	(4,768)	(13,116)	(31,723)
Transfers for contract benefits and terminations	(10,760)	(70,926)	(381,835)	(364,016)
Contract maintenance charges	(41,382)	(55,212)	(218,343)	(241,871)
Net increase (decrease) in net assets resulting from contract transactions	(4,241)	(82,299)	(331,488)	(324,382)
Total increase (decrease) in net assets	(39,742)	18,716	(1,074,555)	859,368
Net assets at beginning of period	613,662	594,946	4,557,987	3,698,619
Net assets at end of period	$ 573,920	$ 613,662	$ 3,483,432	$ 4,557,987

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Wanger Select		Wanger USA
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,204	$ 1,143	$ 1,527	$ (102)
Realized gains (losses)	86,505	110,759	393,564	257,036
Unrealized appreciation (depreciation) during the year	(172,646)	65,959	(399,960)	21,676
Net increase (decrease) in net assets from operations	(84,937)	177,861	(4,869)	278,610
Contract transactions:
Payments received from contract owners	25,348	62,726	56,466	67,242
Transfers between Investment Options (including Guaranteed Interest Account), net	(30,446)	(50,293)	20,789	(42,951)
Transfers for contract benefits and terminations	(21,320)	(80,111)	(180,200)	(119,883)
Contract maintenance charges	(35,491)	(37,175)	(81,238)	(75,763)
Net increase (decrease) in net assets resulting from contract transactions	(61,909)	(104,853)	(184,183)	(171,355)
Total increase (decrease) in net assets	(146,846)	73,008	(189,052)	107,255
Net assets at beginning of period	769,631	696,623	1,613,174	1,505,919
Net assets at end of period	$ 622,785	$ 769,631	$ 1,424,122	$ 1,613,174
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHLVIC Variable Universal Life (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings L.P. (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.
Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. As a result, the Company will file a separate company standalone federal tax return beginning January 1, 2019. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 41,038	$ 24,893
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	273,677	46,136
DWS Equity 500 Index VIP – Class A	982,949	900,226
DWS Small Cap Index VIP – Class A	98,827	35,212
Federated Fund for U.S. Government Securities II	588,396	676,622
Federated Government Money Fund II - Service Shares	218,227	413,138
Federated High Income Bond Fund II – Primary Shares	120,862	184,833
Fidelity ® VIP Contrafund® Portfolio – Service Class	497,781	624,005
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	903,654	1,950,611
Fidelity ® VIP Growth Portfolio – Service Class	479,660	353,269
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	326,053	427,830
Franklin Income VIP Fund – Class 2	265,449	374,948
Franklin Mutual Shares VIP Fund – Class 2	272,750	569,735
Guggenheim VT Long Short Equity Fund	1,693	673
Invesco V.I. American Franchise Fund – Series I Shares	328,798	414,640
Invesco V.I. Core Equity Fund – Series I Shares	49,261	36,403
Invesco V.I. Equity and Income Fund – Series II Shares	87,351	19,285
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	48,427	20,866
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	56,369	64,235
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	81,677	105,719
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	879,502	962,381
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	90,590	66,094
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	314,794	317,671
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	324,369	485,139
Morningstar Growth ETF Asset Allocation Portfolio – Class II	615,729	587,844
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	18,568	14,570
Neuberger Berman AMT Guardian Portfolio – S Class	715,909	790,627
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	65,156	36,116
Oppenheimer Capital Appreciation Fund/VA – Service Shares	32,701	6,608
Oppenheimer Global Fund/VA – Service Shares	103,102	29,335
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	687,400	777,717
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	354,467	190,287
PIMCO Real Return Portfolio – Advisor Class	60,504	12,366
PIMCO Total Return Portfolio – Advisor Class	76,699	39,130
Rydex VT Inverse Government Long Bond Strategy Fund	109	414
Rydex VT Nova Fund	1,197	865
Templeton Developing Markets VIP Fund – Class 2	85,670	92,033
Templeton Foreign VIP Fund – Class 2	236,858	154,033
Templeton Growth VIP Fund – Class 2	430,178	272,521
TVST Touchstone Balanced Fund	112,348	20,253
TVST Touchstone Bond Fund	246,906	187,687
TVST Touchstone Common Stock Fund	5,377,433	1,218,619
TVST Touchstone Small Company Fund	247,455	363,287
Virtus Duff & Phelps International Series – Class A Shares	1,238,066	1,488,407
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	831,223	588,181
Virtus KAR Capital Growth Series – Class A Shares	132,959	183,353
Virtus KAR Small-Cap Growth Series – Class A Shares	826,705	539,085
Virtus KAR Small-Cap Value Series – Class A Shares	954,651	837,740
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	372,070	569,477
Virtus Rampart Enhanced Core Equity Series – Class A Shares	162,399	411,507
Virtus Strategic Allocation Series – Class A Shares	75,324	46,493
Wanger International	790,090	557,975

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Wanger Select	$ 122,185	$ 101,060
Wanger USA	454,755	259,989
	$ 22,760,970	$ 19,452,143

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	529	(2,354)	(1,825)	769	(3,333)	(2,564)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	90,046	(23,493)	66,553	95,627	(72,000)	23,627
DWS Equity 500 Index VIP – Class A	77,994	(152,674)	(74,680)	108,911	(161,351)	(52,440)
DWS Small Cap Index VIP – Class A	36,211	(17,848)	18,363	43,531	(26,585)	16,946
Federated Fund for U.S. Government Securities II	343,825	(266,687)	77,138	127,021	(166,357)	(39,336)
Federated Government Money Fund II - Service Shares	300,444	(522,651)	(222,207)	493,118	(528,639)	(35,521)
Federated High Income Bond Fund II – Primary Shares	27,861	(40,339)	(12,478)	21,227	(23,641)	(2,414)
Fidelity ® VIP Contrafund® Portfolio – Service Class	48,229	(102,076)	(53,847)	75,444	(95,130)	(19,686)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	167,072	(567,300)	(400,228)	258,240	(498,859)	(240,619)
Fidelity ® VIP Growth Portfolio – Service Class	39,335	(61,119)	(21,784)	38,409	(60,103)	(21,694)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	273,017	(385,013)	(111,996)	346,976	(287,072)	59,904
Franklin Income VIP Fund – Class 2	116,173	(222,344)	(106,171)	221,511	(259,969)	(38,458)
Franklin Mutual Shares VIP Fund – Class 2	89,179	(193,418)	(104,239)	184,603	(217,636)	(33,033)
Guggenheim VT Long Short Equity Fund	424	(334)	90	327	(338)	(11)
Invesco V.I. American Franchise Fund – Series I Shares	98,863	(218,310)	(119,447)	137,110	(258,151)	(121,041)
Invesco V.I. Core Equity Fund – Series I Shares	11,718	(20,613)	(8,895)	15,151	(24,245)	(9,094)
Invesco V.I. Equity and Income Fund – Series II Shares	31,796	(10,204)	21,592	60,696	(13,295)	47,401
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	10,075	(9,120)	955	3,464	(4,472)	(1,008)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	13,345	(25,128)	(11,783)	5,253	(4,406)	847
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	29,101	(48,265)	(19,164)	19,834	(40,944)	(21,110)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	254,344	(533,132)	(278,788)	244,512	(387,048)	(142,536)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	31,875	(34,012)	(2,137)	23,874	(39,802)	(15,928)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	92,176	(191,437)	(99,261)	104,611	(434,826)	(330,215)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	88,872	(310,786)	(221,914)	243,741	(208,133)	35,608
Morningstar Growth ETF Asset Allocation Portfolio – Class II	174,425	(380,129)	(205,704)	229,543	(477,444)	(247,901)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	9,747	(14,351)	(4,604)	9,786	(19,775)	(9,989)
Neuberger Berman AMT Guardian Portfolio – S Class	183,481	(432,417)	(248,936)	219,832	(482,932)	(263,100)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	47,753	(36,327)	11,426	43,901	(90,833)	(46,932)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	10,117	(3,479)	6,638	4,209	(7,006)	(2,797)
Oppenheimer Global Fund/VA – Service Shares	31,475	(16,827)	14,648	20,571	(41,395)	(20,824)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	139,668	(373,599)	(233,931)	166,663	(289,182)	(122,519)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	803,538	(618,943)	184,595	759,368	(641,538)	117,830
PIMCO Real Return Portfolio – Advisor Class	50,854	(23,675)	27,179	39,914	(47,970)	(8,056)
PIMCO Total Return Portfolio – Advisor Class	62,208	(53,436)	8,772	71,613	(36,892)	34,721
Rydex VT Inverse Government Long Bond Strategy Fund	461	(1,323)	(862)	470	(1,354)	(884)
Rydex VT Nova Fund	85	(227)	(142)	102	(244)	(142)
Templeton Developing Markets VIP Fund – Class 2	74,467	(85,482)	(11,015)	70,279	(124,115)	(53,836)
Templeton Foreign VIP Fund – Class 2	62,772	(53,918)	8,854	61,620	(69,953)	(8,333)
Templeton Growth VIP Fund – Class 2	142,738	(150,714)	(7,976)	177,729	(228,501)	(50,772)
TVST Touchstone Balanced Fund	14,280	(11,324)	2,956	30,856	(61,061)	(30,205)
TVST Touchstone Bond Fund	223,090	(210,130)	12,960	237,792	(153,428)	84,364
TVST Touchstone Common Stock Fund	385,321	(680,526)	(295,205)	374,667	(743,629)	(368,962)
TVST Touchstone Small Company Fund	55,382	(165,970)	(110,588)	131,982	(179,587)	(47,605)
Virtus Duff & Phelps International Series – Class A Shares	817,535	(969,381)	(151,846)	861,466	(950,051)	(88,585)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	196,631	(209,560)	(12,929)	213,796	(202,022)	11,774
Virtus KAR Capital Growth Series – Class A Shares	10,748	(35,212)	(24,464)	13,320	(48,403)	(35,083)
Virtus KAR Small-Cap Growth Series – Class A Shares	30,384	(47,066)	(16,682)	23,024	(33,012)	(9,988)
Virtus KAR Small-Cap Value Series – Class A Shares	148,838	(255,601)	(106,763)	163,521	(337,107)	(173,586)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	206,868	(295,428)	(88,560)	187,752	(180,631)	7,121
Virtus Rampart Enhanced Core Equity Series – Class A Shares	43,933	(96,641)	(52,708)	65,681	(133,560)	(67,879)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Strategic Allocation Series – Class A Shares	11,685	(12,086)	(401)	23,562	(41,850)	(18,288)
Wanger International	157,607	(202,728)	(45,121)	148,728	(213,040)	(64,312)
Wanger Select	10,112	(19,660)	(9,548)	36,755	(66,566)	(29,811)
Wanger USA	16,859	(39,230)	(22,371)	18,704	(39,003)	(20,299)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2018	20	10.36	to	10.36	203	0.08%	-	to	-	(0.10%)	to	(0.10%)
2017	21	10.37	to	10.37	222	0.16%	-	to	-	31.08%	to	31.08%
2016	24	7.91	to	7.91	190	0.19%	-	to	-	0.50%	to	0.50%
2015	25	7.87	to	7.87	197	0.08%	-	to	-	6.19%	to	6.19%
2014 ‡	26	7.41	to	7.41	192	0.09%	-	to	-	13.75%	to	13.75%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2018 ‡	222	2.42	to	2.42	537	1.31%	-	to	-	(11.33%)	to	(11.33%)
2017	155	2.62	to	2.73	424	0.70%	-	to	-	15.89%	to	15.89%
2016	132	2.26	to	2.36	311	0.40%	-	to	-	20.27%	to	20.27%
2015 ‡	156	1.96	to	1.96	305	0.09%	-	to	-	(2.68%)	to	(2.68%)
2014 ‡	160	2.02	to	2.02	323	1.07%	-	to	-	9.25%	to	9.25%
DWS Equity 500 Index VIP – Class A
2018	877	2.65	to	6.77	5,253	1.71%	-	to	0.12%	(4.77%)	to	(4.65%)
2017 ‡	952	2.78	to	7.10	6,033	1.75%	-	to	0.12%	21.39%	to	21.53%
2016 ‡	1,004	2.28	to	5.85	5,279	2.03%	-	to	0.48%	11.08%	to	11.61%
2015	1,076	2.06	to	5.24	5,027	1.65%	-	to	0.48%	0.64%	to	1.13%
2014	1,201	2.04	to	5.18	5,608	1.84%	-	to	0.48%	12.85%	to	13.39%
DWS Small Cap Index VIP – Class A
2018 ‡	97	2.20	to	2.24	217	1.00%	-	to	-	(11.23%)	to	(11.23%)
2017	79	2.41	to	2.52	199	1.01%	-	to	0.48%	13.78%	to	14.33%
2016	62	2.12	to	2.21	136	1.09%	-	to	0.48%	20.45%	to	21.03%
2015	47	1.76	to	1.82	86	1.06%	-	to	0.48%	(5.05%)	to	(4.60%)
2014	43	1.85	to	1.91	82	1.00%	-	to	0.48%	4.24%	to	4.74%
Federated Fund for U.S. Government Securities II
2018	1,471	1.43	to	3.39	4,022	2.46%	-	to	0.12%	0.33%	to	0.45%
2017 ‡	1,394	1.42	to	3.37	4,189	2.32%	-	to	0.12%	1.80%	to	1.92%
2016 ‡	1,433	1.39	to	3.31	4,260	2.53%	-	to	0.48%	1.12%	to	1.61%
2015	1,520	1.38	to	3.26	4,476	2.73%	-	to	0.48%	0.04%	to	0.52%
2014	1,564	1.38	to	3.24	4,589	2.96%	-	to	0.48%	4.12%	to	4.62%
Federated Government Money Fund II - Service Shares
2018	2,231	0.97	to	1.02	2,265	1.23%	-	to	0.48%	0.76%	to	1.25%
2017	2,453	0.97	to	1.00	2,460	0.31%	-	to	0.48%	(0.17%)	to	0.31%
2016 ‡	2,488	0.97	to	1.00	2,488	0.00%*	-	to	0.48%	(0.48%)	to	0.00%
2015	3,241	0.97	to	1.00	3,240	0.00%*	-	to	0.48%	(0.48%)	to	0.00%*
2014	4,083	0.98	to	1.00	4,082	-	-	to	0.48%	(0.48%)	to	-
Federated High Income Bond Fund II – Primary Shares
2018 ‡	108	1.99	to	6.33	575	8.62%	-	to	-	(3.29%)	to	(3.29%)
2017	120	2.31	to	6.54	715	6.56%	-	to	0.48%	6.43%	to	6.94%
2016	123	2.17	to	6.12	681	6.52%	-	to	0.48%	14.27%	to	14.82%
2015	131	1.90	to	5.33	633	5.75%	-	to	0.48%	(3.04%)	to	(2.57%)
2014	164	1.96	to	5.47	773	5.90%	-	to	0.48%	2.20%	to	2.69%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Contrafund® Portfolio – Service Class
2018 ‡	581	1.91	to	7.75	3,334	0.60%	-	to	-	(6.49%)	to	(6.49%)
2017	635	2.95	to	8.28	4,053	0.89%	-	to	0.48%	21.18%	to	21.76%
2016	655	2.43	to	6.80	3,565	0.73%	-	to	0.48%	7.40%	to	7.91%
2015	753	2.27	to	6.31	3,733	0.90%	-	to	0.48%	0.08%	to	0.56%
2014	786	2.26	to	6.27	4,033	0.84%	-	to	0.48%	11.28%	to	11.82%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2018	2,234	3.40	to	8.54	9,798	0.11%	-	to	0.48%	11.80%	to	12.35%
2017	2,635	3.04	to	7.61	10,192	0.20%	-	to	0.48%	33.76%	to	34.40%
2016 ‡	2,875	2.28	to	5.66	8,367	0.23%	-	to	0.48%	(0.23%)	to	0.25%
2015	3,022	2.28	to	5.65	8,895	0.06%	-	to	0.48%	4.98%	to	5.48%
2014	3,349	2.17	to	5.35	9,321	0.11%	-	to	0.48%	11.56%	to	12.10%
Fidelity ® VIP Growth Portfolio – Service Class
2018	307	3.06	to	7.09	1,757	0.15%	-	to	0.12%	(0.40%)	to	(0.27%)
2017	329	3.08	to	7.11	1,898	0.12%	-	to	0.12%	34.84%	to	35.00%
2016 ‡	351	1.60	to	5.27	1,524	-	-	to	-	0.71%	to	0.71%
2015	355	2.27	to	5.23	1,546	0.16%	-	to	0.48%	6.54%	to	7.05%
2014	382	2.13	to	4.89	1,611	0.09%	-	to	0.48%	10.65%	to	11.19%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2018 ‡	1,512	1.52	to	1.59	2,360	2.36%	-	to	0.12%	(0.75%)	to	(0.63%)
2017	1,624	1.52	to	1.60	2,554	2.40%	-	to	0.48%	3.66%	to	4.16%
2016	1,564	1.47	to	1.54	2,363	2.47%	-	to	0.48%	4.13%	to	4.63%
2015	1,407	1.41	to	1.47	2,028	2.45%	-	to	0.48%	(1.18%)	to	(0.71%)
2014	1,518	1.43	to	1.48	2,204	2.15%	-	to	0.48%	5.25%	to	5.75%
Franklin Income VIP Fund – Class 2
2018 ‡	931	1.81	to	1.91	1,688	4.66%	-	to	0.12%	(4.42%)	to	(4.30%)
2017	1,038	1.89	to	2.00	1,966	3.86%	-	to	0.48%	9.15%	to	9.67%
2016	1,076	1.73	to	1.82	1,863	4.99%	-	to	0.48%	13.48%	to	14.02%
2015 ‡	1,208	1.52	to	1.60	1,839	4.68%	-	to	0.48%	(7.50%)	to	(7.05%)
2014	1,288	1.65	to	1.72	2,105	4.91%	-	to	0.48%	4.11%	to	4.62%
Franklin Mutual Shares VIP Fund – Class 2
2018 ‡	716	1.93	to	5.18	2,090	2.24%	-	to	0.12%	(9.18%)	to	(9.07%)
2017	820	2.11	to	5.69	2,736	2.26%	-	to	0.48%	7.83%	to	8.35%
2016 ‡	853	1.96	to	5.26	2,691	2.00%	-	to	0.48%	15.50%	to	16.06%
2015	974	1.69	to	4.53	2,759	3.05%	-	to	0.48%	(5.39%)	to	(4.94%)
2014	1,136	1.79	to	4.76	3,250	2.04%	-	to	0.48%	6.61%	to	7.12%
Guggenheim VT Long Short Equity Fund
2018	3	2.01	to	2.01	6	-	-	to	-	(12.94%)	to	(12.94%)
2017	3	2.31	to	2.31	6	0.34%	-	to	-	14.85%	to	14.85%
2016	3	2.01	to	2.01	5	-	-	to	-	0.65%	to	0.65%
2015	3	2.00	to	2.00	6	-	-	to	-	1.26%	to	1.26%
2014	5	1.98	to	1.98	10	-	-	to	-	2.79%	to	2.79%
Invesco V.I. American Franchise Fund – Series I Shares
2018	1,296	1.93	to	1.97	2,554	-	-	to	0.12%	(3.74%)	to	(3.62%)
2017 ‡	1,415	2.00	to	2.05	2,894	0.08%	-	to	0.12%	27.19%	to	27.34%
2016 ‡	1,536	1.57	to	1.61	2,467	-	-	to	0.48%	1.78%	to	2.27%
2015	1,562	1.54	to	1.57	2,453	-	-	to	0.48%	4.50%	to	5.01%
2014	1,715	1.48	to	1.50	2,566	0.04%	-	to	0.48%	7.92%	to	8.44%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Core Equity Fund – Series I Shares
2018	198	1.97	to	1.97	390	0.90%	-	to	-	(9.39%)	to	(9.39%)
2017	207	2.18	to	2.18	450	1.04%	-	to	-	13.17%	to	13.17%
2016	216	1.92	to	1.92	415	0.75%	-	to	-	10.26%	to	10.26%
2015	243	1.74	to	1.74	423	1.13%	-	to	-	(5.77%)	to	(5.77%)
2014	276	1.85	to	1.85	511	0.86%	-	to	-	8.15%	to	8.15%
Invesco V.I. Equity and Income Fund – Series II Shares
2018	159	1.78	to	2.00	313	2.06%	-	to	-	(9.73%)	to	(9.73%)
2017	138	1.97	to	2.21	299	1.61%	-	to	-	10.78%	to	10.78%
2016	90	1.78	to	2.00	175	1.70%	-	to	-	14.84%	to	14.83%
2015	74	1.55	to	1.74	124	2.31%	-	to	-	(2.59%)	to	(2.59%)
2014	68	1.59	to	1.79	118	1.66%	-	to	-	8.77%	to	8.77%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2018	70	2.20	to	2.20	154	0.53%	-	to	-	(11.35%)	to	(11.35%)
2017	69	2.48	to	2.48	172	0.54%	-	to	-	14.92%	to	14.92%
2016	70	2.16	to	2.16	151	0.08%	-	to	-	13.43%	to	13.43%
2015	72	1.90	to	1.90	137	0.36%	-	to	-	(4.03%)	to	(4.03%)
2014	69	1.98	to	1.98	137	0.04%	-	to	-	4.43%	to	4.43%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2018	76	2.40	to	2.40	183	0.02%	-	to	-	(13.24%)	to	(13.24%)
2017	88	2.76	to	2.76	244	0.36%	-	to	-	13.95%	to	13.95%
2016	87	2.42	to	2.42	212	-	-	to	-	15.78%	to	15.78%
2015	89	2.09	to	2.09	186	-	-	to	-	(2.38%)	to	(2.38%)
2014	91	2.15	to	2.15	194	-	-	to	-	11.03%	to	11.03%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2018	149	1.92	to	2.28	334	4.05%	-	to	-	(4.02%)	to	(4.02%)
2017	168	2.00	to	2.38	396	3.90%	-	to	-	9.21%	to	9.21%
2016	189	1.83	to	2.18	410	4.72%	-	to	-	12.13%	to	12.13%
2015	188	1.63	to	1.94	363	3.56%	-	to	-	(1.53%)	to	(1.53%)
2014	235	1.66	to	1.97	452	4.30%	-	to	-	4.35%	to	4.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2018 ‡	2,507	2.01	to	2.08	5,203	1.35%	-	to	0.12%	(8.25%)	to	(8.14%)
2017 ‡	2,786	2.19	to	2.26	6,292	1.34%	-	to	0.12%	13.25%	to	13.38%
2016 ‡	2,929	1.93	to	2.00	5,829	1.50%	-	to	0.48%	16.55%	to	17.11%
2015	3,156	1.65	to	1.71	5,365	1.21%	-	to	0.48%	(3.33%)	to	(2.86%)
2014	3,410	1.71	to	1.76	5,969	0.71%	-	to	0.48%	7.14%	to	7.65%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2018	335	1.57	to	1.93	644	0.68%	-	to	-	(15.04%)	to	(15.04%)
2017	338	1.85	to	2.27	762	0.61%	-	to	-	6.83%	to	6.83%
2016	354	1.73	to	2.12	747	0.50%	-	to	-	16.39%	to	16.39%
2015	418	1.49	to	1.83	753	0.58%	-	to	-	(3.79%)	to	(3.79%)
2014 ‡	435	1.55	to	1.90	818	0.43%	-	to	-	11.53%	to	11.53%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2018	1,021	1.65	to	1.65	1,683	1.27%	-	to	-	(9.33%)	to	(9.33%)
2017	1,121	1.82	to	1.82	2,036	1.09%	-	to	-	19.80%	to	19.80%
2016	1,451	1.52	to	1.52	2,201	1.24%	-	to	-	11.21%	to	11.21%
2015	1,526	1.36	to	1.36	2,082	1.20%	-	to	-	(2.83%)	to	(2.83%)
2014 ‡	1,540	1.40	to	1.40	2,162	0.89%	-	to	-	4.47%	to	4.47%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2018	1,172	1.44	to	1.49	1,732	1.69%	-	to	0.12%	(6.35%)	to	(6.23%)
2017	1,394	1.54	to	1.58	2,199	1.67%	-	to	0.12%	13.19%	to	13.33%
2016 ‡	1,358	1.40	to	1.40	1,891	1.29%	-	to	-	8.48%	to	8.48%
2015	1,703	1.26	to	1.29	2,188	1.48%	-	to	0.48%	(2.69%)	to	(2.22%)
2014	1,501	1.29	to	1.32	1,973	1.14%	-	to	0.48%	4.01%	to	4.51%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2018	2,048	1.55	to	1.59	3,250	1.61%	-	to	0.12%	(8.15%)	to	(8.04%)
2017 ‡	2,254	1.68	to	1.73	3,891	1.30%	-	to	0.12%	17.16%	to	17.30%
2016 ‡	2,502	1.43	to	1.48	3,684	1.47%	-	to	0.48%	9.17%	to	9.69%
2015	2,421	1.31	to	1.35	3,251	1.21%	-	to	0.48%	(2.98%)	to	(2.51%)
2014	2,611	1.35	to	1.38	3,597	1.09%	-	to	0.48%	4.07%	to	4.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2018	127	1.35	to	1.35	171	2.05%	-	to	-	(4.25%)	to	(4.25%)
2017	131	1.41	to	1.41	185	1.71%	-	to	-	9.94%	to	9.94%
2016	141	1.28	to	1.28	181	1.71%	-	to	-	6.37%	to	6.37%
2015 ‡	144	1.20	to	1.20	174	1.26%	-	to	-	(1.68%)	to	(1.68%)
2014	213	1.20	to	1.23	261	1.09%	-	to	0.48%	2.81%	to	3.30%
Neuberger Berman AMT Guardian Portfolio – S Class
2018 ‡	2,101	2.05	to	2.16	4,291	0.39%	-	to	0.12%	(7.71%)	to	(7.60%)
2017	2,350	2.21	to	2.33	5,196	0.27%	-	to	0.48%	24.13%	to	24.73%
2016	2,613	1.78	to	1.87	4,646	0.39%	-	to	0.48%	8.22%	to	8.74%
2015	2,726	1.64	to	1.72	4,452	0.46%	-	to	0.48%	(5.57%)	to	(5.12%)
2014	2,942	1.74	to	1.81	5,057	0.26%	-	to	0.48%	8.37%	to	8.89%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2018 ‡	141	1.18	to	1.18	166	-	-	to	-	(6.56%)	to	(6.56%)
2017	130	1.25	to	1.26	163	-	-	to	0.48%	23.97%	to	24.56%
2016 ‡	177	1.01	to	1.01	179	-	-	to	0.48%	3.66%	to	4.16%
2015 ‡, 4	114	0.97	to	0.97	111	-	-	to	0.48%	(2.99%)	to	(2.91%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2018	81	1.75	to	2.00	160	-	-	to	-	(5.96%)	to	(5.96%)
2017	74	1.86	to	2.13	156	0.01%	-	to	-	26.50%	to	26.50%
2016	77	1.47	to	1.68	128	0.12%	-	to	-	(2.43%)	to	(2.43%)
2015	90	1.50	to	1.72	153	-	-	to	-	3.27%	to	3.27%
2014	92	1.46	to	1.67	149	0.18%	-	to	-	15.13%	to	15.13%
Oppenheimer Global Fund/VA – Service Shares
2018	254	1.68	to	1.96	465	0.77%	-	to	-	(13.39%)	to	(13.39%)
2017	240	1.93	to	2.27	506	0.72%	-	to	-	36.32%	to	36.32%
2016	261	1.42	to	1.66	405	0.74%	-	to	-	(0.16%)	to	(0.16%)
2015	259	1.42	to	1.67	403	1.14%	-	to	-	3.67%	to	3.67%
2014 ‡	288	1.37	to	1.61	437	0.91%	-	to	-	2.06%	to	2.06%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2018 ‡	1,341	2.00	to	2.36	2,871	0.06%	-	to	0.12%	(10.65%)	to	(10.54%)
2017	1,575	2.23	to	2.64	3,763	0.64%	-	to	0.48%	13.37%	to	13.91%
2016	1,698	1.96	to	2.31	3,562	0.25%	-	to	0.48%	17.11%	to	17.67%
2015	1,762	1.68	to	1.97	3,143	0.64%	-	to	0.48%	(6.54%)	to	(6.09%)
2014	1,763	1.79	to	2.09	3,349	0.64%	-	to	0.48%	11.12%	to	11.65%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2018 ‡	3,896	0.56	to	0.59	2,011	1.96%	-	to	0.12%	(14.30%)	to	(14.20%)
2017	3,711	0.65	to	0.69	2,222	10.92%	-	to	0.48%	1.56%	to	2.05%
2016	3,593	0.64	to	0.67	2,115	1.01%	-	to	0.48%	14.32%	to	14.87%
2015	3,493	0.56	to	0.59	1,795	4.26%	-	to	0.48%	(26.02%)	to	(25.66%)
2014	2,852	0.76	to	0.79	1,993	0.27%	-	to	0.48%	(19.01%)	to	(18.62%)
PIMCO Real Return Portfolio – Advisor Class
2018 ‡	143	1.34	to	1.57	223	2.21%	-	to	-	(2.31%)	to	(2.31%)
2017	116	1.52	to	1.61	185	2.29%	-	to	0.48%	3.05%	to	3.55%
2016	124	1.47	to	1.55	190	2.22%	-	to	0.48%	4.59%	to	5.09%
2015	132	1.41	to	1.48	190	4.10%	-	to	0.48%	(3.27%)	to	(2.80%)
2014	141	1.46	to	1.52	210	1.35%	-	to	0.48%	2.49%	to	2.99%
PIMCO Total Return Portfolio – Advisor Class
2018 ‡	335	1.58	to	1.81	597	2.45%	-	to	-	(0.63%)	to	(0.63%)
2017	327	1.72	to	1.82	585	1.92%	-	to	0.48%	4.31%	to	4.81%
2016	292	1.65	to	1.74	498	2.00%	-	to	0.48%	2.08%	to	2.57%
2015	529	1.61	to	1.69	882	4.79%	-	to	0.48%	(0.13%)	to	0.35%
2014	576	1.62	to	1.69	955	2.10%	-	to	0.48%	3.67%	to	4.17%
Rydex VT Inverse Government Long Bond Strategy Fund
2018	16	0.34	to	0.34	5	-	-	to	-	3.79%	to	3.79%
2017	16	0.33	to	0.33	5	-	-	to	-	(8.89%)	to	(8.89%)
2016	17	0.36	to	0.36	6	-	-	to	-	(2.94%)	to	(2.94%)
2015	19	0.38	to	0.38	7	-	-	to	-	(1.22%)	to	(1.22%)
2014	20	0.38	to	0.38	7	-	-	to	-	(24.91%)	to	(24.91%)
Rydex VT Nova Fund
2018	3	3.77	to	3.77	12	0.18%	-	to	-	(10.32%)	to	(10.32%)
2017	3	4.21	to	4.21	14	0.05%	-	to	-	31.78%	to	31.78%
2016	3	3.19	to	3.19	11	-	-	to	-	15.72%	to	15.72%
2015	5	2.76	to	2.76	13	-	-	to	-	(0.72%)	to	(0.72%)
2014	6	2.78	to	2.78	17	0.09%	-	to	-	18.59%	to	18.59%
Templeton Developing Markets VIP Fund – Class 2
2018 ‡	467	1.22	to	1.28	568	0.89%	-	to	0.12%	(15.90%)	to	(15.79%)
2017	478	1.44	to	1.53	688	0.99%	-	to	0.48%	39.74%	to	40.41%
2016	532	1.03	to	1.09	546	0.89%	-	to	0.48%	16.88%	to	17.44%
2015	619	0.88	to	0.93	526	2.02%	-	to	0.48%	(19.99%)	to	(19.60%)
2014	589	1.10	to	1.15	626	1.47%	-	to	0.48%	(8.83%)	to	(8.39%)
Templeton Foreign VIP Fund – Class 2
2018 ‡	368	1.04	to	4.13	1,223	2.58%	-	to	-	(15.44%)	to	(15.44%)
2017	359	1.77	to	4.88	1,399	2.54%	-	to	0.48%	16.13%	to	16.69%
2016	367	1.52	to	4.18	1,215	1.97%	-	to	0.48%	6.66%	to	7.18%
2015	413	1.43	to	3.90	1,318	3.19%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	421	1.53	to	4.17	1,442	1.89%	-	to	0.48%	(11.56%)	to	(11.13%)
Templeton Growth VIP Fund – Class 2
2018 ‡	810	1.56	to	4.28	1,789	1.96%	-	to	0.12%	(14.95%)	to	(14.85%)
2017	818	1.82	to	5.02	2,143	1.61%	-	to	0.48%	17.93%	to	18.50%
2016 ‡	869	1.54	to	4.24	1,928	2.04%	-	to	0.48%	9.09%	to	9.62%
2015	898	1.41	to	3.87	1,864	2.61%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	1,011	1.52	to	4.14	2,191	1.34%	-	to	0.48%	(3.28%)	to	(2.81%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Balanced Fund
2018 ‡	155	1.79	to	1.89	280	1.11%	-	to	-	(6.07%)	to	(6.07%)
2017	152	1.83	to	2.01	292	-	-	to	0.48%	13.51%	to	14.06%
2016	182	1.62	to	1.76	307	1.47%	-	to	0.48%	6.91%	to	7.42%
2015	171	1.51	to	1.64	268	1.88%	-	to	0.48%	(0.45%)	to	0.03%
2014	167	1.52	to	1.64	261	2.05%	-	to	0.48%	7.30%	to	7.81%
TVST Touchstone Bond Fund
2018 ‡	1,097	1.47	to	1.51	1,630	2.41%	-	to	-	(1.88%)	to	(1.88%)
2017	1,084	1.47	to	1.54	1,641	-	-	to	0.48%	3.18%	to	3.67%
2016	999	1.42	to	1.49	1,460	2.03%	-	to	0.48%	0.33%	to	0.81%
2015	1,019	1.42	to	1.47	1,476	3.22%	-	to	0.48%	(1.76%)	to	(1.29%)
2014	1,054	1.44	to	1.49	1,548	2.98%	-	to	0.48%	3.51%	to	4.01%
TVST Touchstone Common Stock Fund
2018 ‡	3,576	2.14	to	2.28	7,783	1.27%	-	to	-	(8.05%)	to	(8.05%)
2017	3,871	2.24	to	2.48	9,161	0.01%	-	to	0.48%	20.92%	to	21.50%
2016	4,240	1.85	to	2.04	8,261	1.65%	-	to	0.48%	10.73%	to	11.26%
2015	4,619	1.67	to	1.83	8,087	2.69%	-	to	0.48%	(0.29%)	to	0.19%
2014	5,032	1.68	to	1.83	8,793	1.65%	-	to	0.48%	9.81%	to	10.34%
TVST Touchstone Small Company Fund
2018 ‡	579	2.29	to	2.53	1,352	-	-	to	-	(7.98%)	to	(7.98%)
2017	690	2.39	to	2.75	1,748	0.06%	-	to	0.48%	18.55%	to	19.12%
2016	737	2.01	to	2.31	1,570	0.07%	-	to	0.48%	19.65%	to	20.23%
2015	753	1.68	to	1.92	1,335	-	-	to	0.48%	(1.81%)	to	(1.34%)
2014	863	1.71	to	1.95	1,549	0.49%	-	to	0.48%	6.17%	to	6.68%
Virtus Duff & Phelps International Series – Class A Shares
2018 ‡	6,055	1.59	to	4.66	11,096	2.86%	-	to	0.12%	(16.77%)	to	(16.67%)
2017	6,207	1.90	to	5.60	13,923	1.60%	-	to	0.48%	15.40%	to	15.95%
2016 ‡	6,295	1.65	to	4.83	12,381	0.77%	-	to	0.48%	(2.08%)	to	(1.61%)
2015	6,190	1.68	to	4.90	12,781	2.28%	-	to	0.48%	(10.91%)	to	(10.48%)
2014	6,053	1.89	to	5.48	14,418	3.79%	-	to	0.48%	(4.36%)	to	(3.90%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2018 ‡	1,201	2.56	to	9.34	4,802	1.62%	-	to	0.12%	(6.64%)	to	(6.53%)
2017	1,214	2.72	to	9.99	5,364	1.43%	-	to	0.48%	5.46%	to	5.97%
2016 ‡	1,202	2.58	to	9.43	5,224	1.82%	-	to	0.48%	6.31%	to	6.82%
2015	1,307	2.43	to	8.82	5,219	1.36%	-	to	0.48%	1.89%	to	2.38%
2014	1,502	2.38	to	8.62	5,703	1.14%	-	to	0.48%	30.99%	to	31.62%
Virtus KAR Capital Growth Series – Class A Shares
2018 ‡	134	1.92	to	5.58	735	-	-	to	-	(7.25%)	to	(7.25%)
2017	158	2.08	to	6.01	933	-	-	to	-	36.07%	to	36.07%
2016	193	1.53	to	4.42	843	-	-	to	-	(0.86%)	to	(0.86%)
2015	208	1.54	to	4.46	918	-	-	to	-	9.26%	to	9.26%
2014 ‡	260	1.41	to	4.08	1,054	0.06%	-	to	-	11.73%	to	11.73%
Virtus KAR Small-Cap Growth Series – Class A Shares
2018 ‡	253	2.94	to	14.92	2,777	-	-	to	-	11.66%	to	11.66%
2017	270	4.30	to	13.36	2,689	-	-	to	0.48%	40.18%	to	40.85%
2016	280	3.07	to	9.48	1,989	-	-	to	0.48%	25.32%	to	25.92%
2015	327	2.45	to	7.53	1,837	-	-	to	0.48%	0.24%	to	0.73%
2014	336	2.44	to	7.48	2,001	-	-	to	0.48%	5.00%	to	5.50%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Small-Cap Value Series – Class A Shares
2018 ‡	1,487	2.26	to	6.60	5,502	0.89%	-	to	0.12%	(15.98%)	to	(15.88%)
2017	1,593	2.67	to	7.84	7,132	0.66%	-	to	0.48%	19.59%	to	20.16%
2016 ‡	1,767	2.23	to	6.53	6,577	1.96%	-	to	0.48%	25.93%	to	26.54%
2015	2,056	1.77	to	5.16	5,967	0.53%	-	to	0.48%	(1.84%)	to	(1.37%)
2014	2,251	1.81	to	5.23	6,595	0.62%	-	to	0.48%	1.34%	to	1.83%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2018 ‡	1,248	1.95	to	5.35	3,352	3.89%	-	to	0.12%	(2.78%)	to	(2.66%)
2017	1,336	2.00	to	5.50	3,785	4.35%	-	to	0.48%	6.21%	to	6.72%
2016 ‡	1,329	1.88	to	5.15	3,625	4.46%	-	to	0.48%	8.76%	to	9.29%
2015	1,412	1.73	to	4.72	3,551	4.12%	-	to	0.48%	(1.73%)	to	(1.26%)
2014	1,489	1.76	to	4.78	3,957	4.87%	-	to	0.48%	1.41%	to	1.90%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2018	675	2.03	to	5.16	3,285	1.03%	-	to	0.12%	(12.97%)	to	(12.86%)
2017 ‡	728	2.34	to	5.92	4,066	1.57%	-	to	0.12%	22.81%	to	22.96%
2016 ‡	795	1.90	to	4.81	3,630	1.31%	-	to	0.48%	8.89%	to	9.41%
2015	853	1.74	to	4.40	3,562	0.86%	-	to	0.48%	(9.34%)	to	(8.91%)
2014	948	1.92	to	4.83	4,366	0.93%	-	to	0.48%	9.11%	to	9.64%
Virtus Strategic Allocation Series – Class A Shares
2018	127	1.94	to	4.93	574	1.40%	-	to	0.12%	(6.00%)	to	(5.89%)
2017 ‡	128	1.77	to	5.24	614	1.92%	-	to	-	18.97%	to	18.97%
2016	146	1.73	to	4.41	595	1.69%	-	to	0.48%	0.34%	to	0.82%
2015	171	1.73	to	4.37	697	1.65%	-	to	0.48%	(5.84%)	to	(5.38%)
2014	205	1.83	to	4.62	890	2.09%	-	to	0.48%	7.00%	to	7.51%
Wanger International
2018 ‡	1,131	2.35	to	8.38	3,483	2.02%	-	to	0.12%	(17.80%)	to	(17.70%)
2017	1,176	2.85	to	10.19	4,558	1.21%	-	to	0.48%	32.28%	to	32.91%
2016 ‡	1,240	2.15	to	7.66	3,699	1.16%	-	to	0.48%	(1.88%)	to	(1.41%)
2015	1,341	2.19	to	7.77	4,094	1.44%	-	to	0.48%	(0.38%)	to	0.10%
2014	1,376	2.20	to	7.77	4,309	1.44%	-	to	0.48%	(4.86%)	to	(4.40%)
Wanger Select
2018 ‡	137	2.74	to	8.10	623	0.16%	-	to	0.12%	(12.52%)	to	(12.41%)
2017	147	3.11	to	9.24	770	0.17%	-	to	0.48%	26.06%	to	26.67%
2016	177	2.47	to	7.30	697	0.17%	-	to	0.48%	12.82%	to	13.36%
2015	247	2.19	to	6.44	794	0.01%	-	to	0.48%	(0.23%)	to	0.25%
2014	142	2.19	to	6.42	661	-	-	to	0.48%	2.65%	to	3.14%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2018 ‡	195	2.85	to	8.73	1,424	0.09%	-	to	0.12%	(1.58%)	to	(1.46%)
2017	217	2.88	to	8.86	1,613	-	-	to	0.48%	19.01%	to	19.58%
2016	237	2.42	to	7.41	1,506	-	-	to	0.48%	13.14%	to	13.69%
2015	253	2.14	to	6.52	1,433	-	-	to	0.48%	(1.09%)	to	(0.61%)
2014	263	2.16	to	6.56	1,522	-	-	to	0.48%	4.28%	to	4.78%

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by PHL Variable:

Plan	Guaranteed Maximum Monthly Admin Charge
Phoenix Benefit Choice VUL	$7
Phoenix Edge SVUL	Policy Options A or B $-.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $-.08 per $1,000 of face amount, capped at $200, in years 1-15
Phoenix Edge VUL	None
Phoenix Executive VUL (08XVUL)	$20
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by PHL Variable:

Plan	Surrender Charge
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Edge SVUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Edge VUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Executive VUL (08XVUL)	None
Phoenix Express VUL	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Joint Edge VUL	10 year schedule

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2018 and 2017 were $6,804,776 and $7,349,944, respectively.
B.    Optional Rider and Benefit Charges
PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line item “Mortality and Expense Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2018 was $6,544.
Below is a table that summarizes the annual equivalent M&E Fees deductions for the various plans offered by PHL:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Phoenix Benefit Choice VUL (Years 1-20)		0.500%
Phoenix Benefit Choice VUL (Years 21+)		0.300%
Phoenix Executive VUL		0.900%
Phoenix Express VUL	0.480%
Phoenix Express VUL (V616)	0.120%
Phoenix Joint Edge VUL (Years 1-20)		0.500%
Phoenix Joint Edge VUL (Years 21+)		0.300%
The Phoenix Edge SVUL		0.900%
The Phoenix Edge VUL		0.900%
D.    Other Charges
PHL may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2017 or 2018.
B.    Liquidations
There were no liquidations in 2017 or 2018.
C.    Name Changes
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Effective October 27, 2017, the Sentinel Variable Products Balanced Fund was renamed the TVST Touchstone Balanced Fund.
Effective October 27, 2017, the Sentinel Variable Products Bond Fund was renamed the TVST Touchstone Bond Fund.
Effective October 27, 2017, the Sentinel Variable Products Common Stock Fund was renamed the TVST Touchstone Common Stock Fund.
Effective October 27, 2017, the Sentinel Variable Products Small Company Fund was renamed TVST Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A shares was renamed the Virtus KAR Capital Growth Series - Class A shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A shares.
Effective April 28, 2017, the Virtus International Series - Class A shares was renamed the Virtus Duff & Phelps International Series - Class A shares.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A shares.
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A shares was renamed the Virtus KAR Small-Cap Growth Series - Class A shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A was renamed the Virtus KAR Small-Cap Value Series - Class A.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2018 and through the financial statement issuance date. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHLVIC Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHLVIC Variable Universal Life Account (the Separate Account) as of December 31, 2018, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 26, 2019

Appendix
AB VPS Balanced Wealth Strategy Portfolio - Class B
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
DWS Equity 500 Index VIP – Class A(1)
DWS Small Cap Index VIP - Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series - Class A Shares
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares
Virtus KAR Capital Growth Series - Class A Shares
Virtus KAR Small-Cap Growth Series - Class A Shares
Virtus KAR Small-Cap Value Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Rampart Enhanced Core Equity Series - Class A Shares
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4259 © 2018 The Nassau Companies of New York	12-18